EQUITY - Share Details (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)	1,021,903,623	1,021,903,623
Movement in year (in shares)	0	0
Issued shares, end of period (in shares)	1,021,903,623	1,021,903,623
Treasury shares, beginning of period (in shares)	(8,335,365)	(1,986,836)
Movement in year (in shares)	(1,488,837)	(6,348,529)
Treasury shares, end of period (in shares)	(9,824,202)	(8,335,365)
Beginning balance (in shares)	1,013,568,258	1,019,916,787
Movement in year (in shares)	(1,488,837)	(6,348,529)
Ending balance (in shares)	1,012,079,421	1,013,568,258